CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 216,224	$ 29,623	¥ 58,139
Restricted cash	20,758	2,844	32,280
Short-term investment	134,621	18,443
Accounts receivable (net of allowance of RMB30,486 and RMB42,884 (US$5,875) and including amounts due from related parties amounting to RMB204 and RMB1,137 (US$156) as of December 31, 2023 and 2024, respectively)	51,168	7,010	73,496
Prepayments and other current assets (net of reserve of RMB59,603 and RMB174,666 (US$23,929) and including amounts due from related parties amounting to RMB151,481 and RMB119,254 (US$16,338) as of December 31, 2023 and 2024, respectively)	527,760	72,303	412,946
Inventories	33,441	4,581	40,347
Total current assets	983,972	134,804	617,208
Non-current assets:
Property, plant and equipment, net	3,704,325	507,490	3,546,873
Right-of-use assets, net	520,817	71,352	580,365
Goodwill	572,216	78,393	575,427
Intangible assets, net	292,142	40,023	323,287
Deposits for non-current assets	174,883	23,959	4,646
Long-term investments	472,166	64,687	394,711
Other non-current assets	5,867	804	11,426
Total non-current assets	5,742,416	786,708	5,436,735
Total assets	6,726,388	921,512	6,053,943
Current liabilities:
Accounts payable	199,394	27,317	129,236
Accrued expenses and other liabilities (including loan from related party of RMB1,861 and RMB1,937 (US$265) as of December 31, 2023 and 2024, respectively)	846,194	115,928	731,793
Income tax payable	1,623	222	1,522
Operating lease liabilities, current	45,448	6,226	46,492
Short-term bank and other borrowings (including loan from related party of RMB7,810 and RMB115,693 (US$15,850) as of December 31, 2023 and 2024, respectively)	649,680	89,006	319,625
Long-term bank and other borrowings, non-current portion (including loan from related party of RMB69,182 and RMB95,493 (US$13,082) as of December 31, 2023 and 2024, respectively)	383,016	52,473	722,563
Derivative liability	0		163
Total current liabilities	2,125,355	291,172	1,951,394
Non-current liabilities:
Long-term bank and other borrowings, non-current portion (including loan from related party of RMB69,182 and RMB695,493 (US$8,97313,082) as of December 31, 2023 and 2024, respectively)	2,693,693	369,034	1,994,014
Deferred tax liabilities	82,870	11,353	99,538
Operating lease liabilities, non-current	138,894	19,028	193,007
Other long-term liabilities	67,827	9,292	69,003
Total non-current liabilities	2,983,284	408,707	2,355,562
Total liabilities	5,108,639	699,879	4,306,956
Commitments and contingencies
Equity:
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2023 and 2024, respectively)	(7)	(1)	(7)
Additional paid-in capital	2,169,693	297,247	2,007,965
Accumulated other comprehensive loss	(77,349)	(10,596)	(65,419)
Accumulated deficit	(4,372,832)	(599,076)	(4,064,589)
Total Concord Medical Services Holdings Limited shareholders' deficit	(2,280,390)	(312,411)	(2,121,945)
Noncontrolling interests	3,898,139	534,044	3,868,932
Total equity	1,617,749	221,633	1,746,987
Total liabilities and equity	6,726,388	921,512	6,053,943
Class A ordinary shares
Equity:
Ordinary shares	68	10	68
Class B ordinary shares
Equity:
Ordinary shares	¥ 37	$ 5	¥ 37